Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Leases (Details) - Schedule of supplemental balance sheet information related to leases [Line Items]
Less: accumulated depreciation	$ (710,153)	$ (519,869)
Property and equipment, net	657,604	676,948
Software [Member]
Leases (Details) - Schedule of supplemental balance sheet information related to leases [Line Items]
Property and equipment, gross	355,756	344,902
Equipment and furniture [Member]
Leases (Details) - Schedule of supplemental balance sheet information related to leases [Line Items]
Property and equipment, gross	1,012,001	851,915
Subtotal [Member]
Leases (Details) - Schedule of supplemental balance sheet information related to leases [Line Items]
Property and equipment, gross	$ 1,367,757	$ 1,196,817